First Trust Dow Jones International Internet ETF Investment Objectives and Goals - First Trust Dow Jones International Internet ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Dow Jones International Internet ETF (FDNI)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Dow Jones International Internet ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dow Jones International Internet Index (the “Index”).